Derivative Liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Derivative Liabilities

4.           DERIVATIVE LIABILITIES

Derivative liabilities, consisting of the equity instruments such as options to non-employees and common share warrants with an exercise price in a different currency than the Company’s functional currency, are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31,2008	$2,418,748
Re-classification to additional paid-in capital on exercise of warrants	(1,296,425)
Re-classification to additional paid-in capital on cancellation of warrants	(208,144)
Fair value on unvested options issued as stock compensation	94,164
Change in fair value of derivative liability	6,210,218

Balance, December 31, 2009	7,218,561

Re-classification to common stock on exercise of warrants	(622,134)
Re-classification to additional paid-in capital on cancellation of options	(117,985)

Change in fair value of derivative liabilities	(4,474,283)

Balance, December 31, 2010	2,004,159

Fair value on warrants issued in private placements	325,716
Foreign exchange effect on derivative liability	(38,719)
Change in fair value of derivative liabilities	(1,806,379)

Balance, December 31, 2011	$484,777

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	December 31,	December 31,
	2011	2010

Risk-free interest rate	0.86 to 0.92%	2.61 to 3.00%
Expected life of derivative liability	1 to 9 yrs	2 to 6.5 yrs
Annualized volatility	106.5%	100% to 113%
Dividend rate	0.00%	0.00%

Re-classifications from liability to equity are supplemental non-cash transactions in the cash flow statement.